PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya SmallCap
Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Communication Services : 0.8%
19,290
(1)
Globalstar, Inc.
$ 1,281,242
0.8
Consumer Discretionary : 10.3%
165,557
Arhaus, Inc.
1,122,476
0.7
10,333
(1)
Cava Group, Inc.
835,940
0.5
36,078
(1)
Dutch Bros, Inc.
- Class A
1,827,711
1.1
15,308
(1)
Five Below, Inc.
3,497,572
2.1
20,132
(1)(2)
Kura Sushi USA, Inc.
- Class A
1,405,012
0.8
82,891
(1)
Life Time Group
Holdings, Inc.
2,233,084
1.3
17,302
(1)
Modine Manufacturing
Co.
3,749,516
2.3
23,386
(1)
Skyline Champion
Corp.
1,739,217
1.0
4,879
Wingstop, Inc.
756,099
0.5
17,166,627
10.3
Consumer Staples : 2.0%
45,980
(1)
Celsius Holdings, Inc.
1,631,371
1.0
27,835
(1)
e.l.f. Beauty, Inc.
1,687,079
1.0
3,318,450
2.0
Energy : 4.1%
4,385
(1)(2)
Centrus Energy Corp.
- Class A
761,192
0.4
77,682  Northern Oil and Gas,
Inc.
2,270,645
1.4
46,875  Solaris Oilfield
Infrastructure, Inc.
- Class A
2,648,906
1.6
83,723
(1)
Uranium Energy Corp.
1,130,261
0.7
6,811,004
4.1
Financials : 6.3%
11,431
(1)
Dave, Inc.
1,990,023
1.2
61,898
Glacier Bancorp, Inc.
2,764,984
1.6
19,553
(2)
Moelis & Co. - Class A
1,114,521
0.7
19,076
(1)
Palomar Holdings, Inc.
2,279,582
1.4
31,052
Piper Sandler Cos.
2,377,030
1.4
10,526,140
6.3
Health Care : 24.0%
33,166
(1)
ACADIA
Pharmaceuticals, Inc.
738,275
0.4
15,866
(1)
Addus HomeCare
Corp.
1,485,851
0.9
145,163
(1)
Alignment Healthcare,
Inc.
2,557,772
1.5
26,367
(1)
Arrowhead
Pharmaceuticals, Inc.
1,653,211
1.0
41,948
(1)
AtriCure, Inc.
1,196,776
0.7
9,778
(1)
Axsome Therapeutics,
Inc.
1,652,678
1.0
27,513
(1)
Bridgebio Pharma, Inc.
2,043,115
1.2
93,738
(1)
BrightSpring Health
Services, Inc.
3,994,176
2.4
32,061
(1)
Catalyst
Pharmaceuticals, Inc.
793,830
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,679
(1)
Celcuity, Inc.
$ 762,341
0.4
23,673
(1)
Cogent Biosciences,
Inc.
911,174
0.5
16,676
(1)(2)
Crinetics
Pharmaceuticals, Inc.
605,672
0.4
11,893
(1)
Cytokinetics, Inc.
783,868
0.5
24,092
(1)
Guardant Health, Inc.
2,225,378
1.3
43,700
(1)(2)
HeartFlow, Inc.
1,063,221
0.6
5,672
(1)
Krystal Biotech, Inc.
1,465,191
0.9
10,191
(1)
Kymera Therapeutics,
Inc.
848,808
0.5
17,679
(1)
Lantheus Holdings,
Inc.
1,340,952
0.8
3,136
(1)
Madrigal
Pharmaceuticals, Inc.
1,641,602
1.0
8,364
(1)
Nuvalent, Inc. - Class A
856,892
0.5
18,687
(1)
Protagonist
Therapeutics, Inc.
1,969,610
1.2
16,674
(1)
PTC Therapeutics, Inc.
1,136,000
0.7
23,959
(1)
RadNet, Inc.
1,339,068
0.8
22,186
(1)
Repligen Corp.
2,613,955
1.6
12,892
(1)
Rhythm
Pharmaceuticals, Inc.
1,121,217
0.7
40,268
(1)
Scholar Rock Holding
Corp.
1,979,575
1.2
33,834
(1)
Tandem Diabetes
Care, Inc.
648,598
0.4
22,127
(1)
TG Therapeutics, Inc.
735,059
0.4
40,163,865
24.0
Industrials : 26.9%
6,155
AAON, Inc.
509,326
0.3
19,819
(1)
Bloom Energy Corp.
- Class A
2,685,276
1.6
42,489
(1)
Casella Waste
Systems, Inc. - Class A
3,371,077
2.0
17,906
(1)
Construction Partners,
Inc. - Class A
1,989,715
1.2
6,378
(1)
Dycom Industries, Inc.
2,160,994
1.3
28,791
(2)
Granite Construction,
Inc.
3,451,465
2.1
31,101  Helios Technologies,
Inc.
2,012,546
1.2
16,578
Herc Holdings, Inc.
1,650,340
1.0
8,503  John Bean
Technologies Corp.
1,087,279
0.7
21,425
(1)
Karman Holdings, Inc.
1,715,071
1.0
13,589
(1)
Kratos Defense &
Security Solutions, Inc.
958,160
0.6
32,784
(1)(2)
Loar Holdings, Inc.
1,878,195
1.1
34,887
(1)
Mercury Systems, Inc.
2,543,611
1.5
24,238
(1)
Nextracker, Inc. - Class
A
2,921,891
1.8
97,990
(1)
QXO, Inc.
1,902,966
1.1
6,249
(1)
Saia, Inc.
2,195,149
1.3
12,883
(1)
SiteOne Landscape
Supply, Inc.
1,714,856
1.0
10,058
(1)
SPX Technologies, Inc.
2,010,996
1.2
16,209  Standex International
Corp.
4,131,026
2.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
20,110
Terex Corp.
$ 1,188,501
0.7
15,384
VSE Corp.
2,836,810
1.7
44,915,250
26.9
Information Technology : 21.8%
35,793
(1)
ACI Worldwide, Inc.
1,467,871
0.9
18,520
(1)
Agilysys, Inc.
1,317,513
0.8
87,334
(1)
Allegro MicroSystems,
Inc.
2,753,641
1.7
63,800
(1)
Applied Digital Corp.
1,514,612
0.9
10,317
(1)
Applied
Optoelectronics, Inc.
872,715
0.5
48,424
Cognex Corp.
2,372,292
1.4
19,944
(1)(2)
D-Wave Quantum, Inc.
287,792
0.2
4,139
(1)
Fabrinet
2,158,571
1.3
9,722
(1)
Impinj, Inc.
998,449
0.6
40,031
(1)
JFrog Ltd.
1,878,655
1.1
2,219
(1)
Lumentum Holdings,
Inc.
1,559,424
0.9
66,942
(1)
Mirion Technologies,
Inc.
1,244,452
0.8
134,769
(1)(2)
Ondas, Inc.
1,218,312
0.7
22,059
(1)
Onto Innovation, Inc.
4,523,639
2.7
23,118
(1)
Procore Technologies,
Inc.
1,317,726
0.8
29,262
(1)
Rambus, Inc.
2,517,410
1.5
22,781  Silicon Motion
Technology Corp.,
ADR
2,558,078
1.5
4,770
(1)
SiTime Corp.
1,647,320
1.0
17,465
(1)
Synaptics, Inc.
1,223,249
0.7
8,063
(1)
Tower Semiconductor
Ltd.
1,414,895
0.9
31,161
(1)(2)
Unusual Machines,
Inc.
386,396
0.2
52,257
(1)
Varonis Systems, Inc.
1,121,958
0.7
36,354,970
21.8
Materials : 1.5%
55,586
Element Solutions, Inc.
1,897,706
1.1
73,420
(1)(2)
United States
Antimony Corp.
640,957
0.4
2,538,663
1.5
Real Estate : 1.2%
14,532
FirstService Corp.
2,019,076
1.2
Total Common Stock
(Cost $150,509,727)
165,095,287
98.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 8.9%
Repurchase Agreements : 5.6%
1,335,336
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $1,335,471,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,362,043, due
11/30/27-10/20/75)
$ 1,335,336
0.8
391,334
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $391,373,
collateralized
by various U.S.
Government
Securities, 4.250%,
Market Value plus
accrued interest
$399,161, due
05/15/35)
391,334
0.2
122,643
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $122,655,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $125,096, due
05/07/26-05/15/55)
122,643
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,549,332
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $2,549,588,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$2,600,319, due
05/12/27-02/20/66)
$ 2,549,332
1.5
2,549,332
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $2,549,588,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,600,319, due
05/05/26-01/15/66)
2,549,332
1.5
2,462,120
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $2,462,375,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$2,507,429, due
04/15/28-02/15/56)
2,462,120
1.5
Total Repurchase
Agreements
(Cost $9,410,097)
9,410,097
5.6
Time Deposits : 1.1%
260,000
(3)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 260,000
0.1
190,000
(3)
DZ Bank AG,
3.610
%,
04/01/2026 190,000
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
260,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 $ 260,000
0.2
270,000
(3)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 270,000
0.2
270,000
(3)
Royal Bank of Canada,
3.700
%,
04/01/2026 270,000
0.2
250,000
(3)
Societe Generale S.A.,
3.620
%,
04/01/2026 250,000
0.1
270,000
(3)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 270,000
0.2
Total Time Deposits
(Cost $1,770,000)
1,770,000
1.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.2%
3,677,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $3,677,000) $ 3,677,000 2.2
Total Short-Term
Investments
(Cost $14,857,097)
14,857,097
8.9
Total Investments in
Securities
(Cost $165,366,824) $ 179,952,384 107.8
Liabilities in Excess
of Other Assets (12,975,457) (7.8)
Net Assets $ 166,976,927 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya SmallCap
Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 165,095,287 $ — $ — $ 165,095,287
Short-Term Investments 3,677,000 11,180,097 — 14,857,097
Total Investments, at fair value $ 168,772,287 $ 11,180,097 $ — $ 179,952,384
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 25,952,115
Gross Unrealized Depreciation (11,366,555)
Net Unrealized Appreciation $ 14,585,560